Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 73,752	$ 48,598
Trade accounts receivable	709	67
Prepayments and other assets	8,117	2,127
Inventories	751	885
Accrued charter revenue, current portion	6,080
Deferred Charges, current portion	217
Derivative financial instrument, current portion	15,631	22,544
Total current assets	105,257	74,221
FIXED ASSETS, NET:
Vessels, net	797,363	825,105
Total fixed assets, net	797,363	825,105
OTHER NON-CURRENT ASSETS:
Restricted cash		31,270
Due from related party	$ 1,350	$ 1,350
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accrued charter revenue	$ 2,298	$ 355
Deferred charges	856	1,289
Other receivables, non- current	1,789	1,789
Derivative financial instrument, non - current portion		12,333
Total assets	908,913	947,712
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of 1,058 and $1,748, respectively	419,584	46,252
Trade payables	13,815	8,035
Due to related party	1,555	1,472
Accrued liabilities	3,291	2,656
Deferred Revenue - Current	497
Unearned revenue	20,019	11,855
Total current liabilities	458,761	70,270
NON-CURRENT LIABILITIES:
Deferred revenue	1,912	2,730
Long-term debt, net of current portion and unamortized deferred financing fees of nil and $1,131, respectively		450,781
Total non-current liabilities	1,912	453,511
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 36,802,247 units issued and outstanding as at December 31, 2023 and December 31, 2022)	321,424	297,139
General Partner (35,526 units issued and outstanding as at December 31, 2023 and December 31, 2022)	102	78
Total partners' equity	448,240	423,931
Total liabilities and partners' equity	908,913	947,712
Series A Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	73,216	73,216
Series B Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	$ 53,498	$ 53,498